Subsequent Events (Details) - Forecast [Member] - USD ($)	Jun. 25, 2024	Jun. 07, 2024	Jun. 14, 2024	Apr. 25, 2024
Subsequent Events [Line Items]
Gross proceeds	$ 1,400,000	$ 9,000,000
Purchase of additional shares (in Shares)		337,500
Initial public offering	$ 9,200,000
Purchase of warrants (in Shares)	129,375
Sinoelite Corp [Member]
Subsequent Events [Line Items]
Loan paid				$ 100,000
Taptalk LLC [Member]
Subsequent Events [Line Items]
Loan paid			$ 160,500
Common Stock [Member]
Subsequent Events [Line Items]
Shares of common stock (in Shares)		2,250,000
Common stock price per share (in Dollars per share)		$ 4
Purchase of additional shares (in Shares)	337,500